Financial Instruments and Risk Management (Schedule of Available-for-sale Securities Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 26,533	$ 21,276
Gross Unrealized Gains	490	1,652
Gross Unrealized Losses	(17)	0
Fair Value	27,006	22,928
Debt securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	26,533	21,276
Gross Unrealized Gains	286	1,550
Gross Unrealized Losses	(17)	0
Fair Value	26,802	22,826
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	204	102
Gross Unrealized Losses	0	0
Fair Value	$ 204	$ 102